Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 64,375	$ 41,833
Accumulated depreciation	18,656	8,785
Net book value	45,719	33,048
Depreciation	10,391	5,725
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	5,329	3,086
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	2,320	1,040
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	1,920	1,191
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	822	408
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	32,816	23,225
Accumulated depreciation	5,521	2,057
Net book value	27,295	21,168
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	25,572	14,508
Accumulated depreciation	10,888	5,630
Net book value	14,684	8,878
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	5,987	4,100
Accumulated depreciation	2,247	1,098
Net book value	$ 3,740	$ 3,002